Supplementary Information (Supplementary Cash Flow Information) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplementary Information [Abstract]
Interest Paid	$ 648	$ 575	$ 509
Income Taxes Paid, net of Amounts Recovered	$ 43	$ (186)	$ (124)